Significant Accounting Policies - Additional Information (Detail) - Segment	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Line Items]
Number of operating segments	1	1	1
Number of reportable segments	1	1	1
Other Current Assets [Member]
Accounting Policies [Line Items]
Maturity of time deposits	12 months
Other Noncurrent Assets [Member]
Accounting Policies [Line Items]
Maturity of time deposits	12 months
Maritime Equipment [Member]
Accounting Policies [Line Items]
Property plant and equipment useful lives	25 years	25 years	25 years